FAIR VALUE MEASUREMENTS - Change in Fair Value of Level 3 Fair Value Measurements (Details) - Level 3 - USD ($)	3 Months Ended	6 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Level 3 Derivative warrant liabilities begin	$ 6,615,000	$ 0
Issuance of Public and Private Warrants		16,197,500
Transfer to Level 1 measurement - Public Warrants		(10,212,500)
Change in fair value of derivative warrant liabilities	1,764,000	630,000
Level 3 Derivative warrant liabilities end	$ 8,379,000	$ 6,615,000